Retirement and Benefit Plans Level 4 Postretirement Benefit Plans (Details) (USD $)	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 01, 2012	Dec. 31, 2012 employee	Dec. 31, 2012 employee	Dec. 31, 2011	Dec. 31, 2010
Retirement and Benefit Plans [Abstract]
Supplemental Life Plan benefit obligation		$ 100,000	$ 100,000	$ 100,000
Number of employees in multiemployer health and welfare plan		610	610
Required heath and welfare contribution by employer per active employee	5.50	5.00
Multiemployer health and welfare plan, period contributions			$ 6,700,000	$ 6,900,000	$ 6,800,000